Share Class & Ticker	Class A	Class C	Institutional	Class P	Class D
	ARMAX	ARMCX	RGLIX	APGPX	ARMDX

Summary Prospectus  August 28, 2015

AllianzGI Global Natural Resources Fund

Before you invest, you may want to review the Fund’s statutory prospectus, which contains more information about the Fund and its risks. You can find the Fund’s statutory prospectus and other information about the Fund, including its statement of additional information (SAI) and most recent reports to shareholders, online at http://us.allianzgi-literature.com/library/productDocuments. You can also get this information at no cost by calling 1-800-988-8380 for Class A and Class C shares and 1-800-498-5413 for Institutional Class, Class P and Class D shares or by sending an email request to agid-marketingproduction@allianzinvestors.com. This Summary Prospectus incorporates by reference the Fund’s entire statutory prospectus and SAI, each dated August 28, 2015, as further revised or supplemented from time to time.

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 114 of the Fund’s prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

Share Class	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)(1)
Class A	5.50%	1%
Class C	None	1%
Institutional	None	None
Class P	None	None
Class D	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
Class A	1.15%	0.25%	0.01%	1.41%
Class C	1.15	1.00	0.01	2.16
Institutional	1.05	None	0.01	1.06
Class P	1.15	None	0.01	1.16
Class D	1.15	0.25	0.01	1.41

(1)

For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Examples.  The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$686	$972	$1,279	$2,148	$686	$972	$1,279	$2,148
Class C	319	676	1,159	2,493	219	676	1,159	2,493
Institutional	108	337	585	1,294	108	337	585	1,294
Class P	118	368	638	1,409	118	368	638	1,409
Class D	144	446	771	1,691	144	446	771	1,691

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2015 was 107%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

AllianzGI Global Natural Resources Fund

Principal Investment Strategies

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of companies that are associated with natural resources, including those companies that are principally engaged in the research, development, manufacturing, extraction, distribution or sale of materials, energy or goods related to the Agriculture, Energy, Materials or Commodity-Related Industrials sectors. The Fund considers (i) the Agriculture sector to include products such as grain, vegetable oils, livestock and agricultural-type products such as coffee; (ii) the Energy sector to include products such as coal, natural gas, oil, alternative energy and electricity; (iii) the Materials sector to include products such as chemicals & fertilizers, constructions materials, industrial metal, precious metal, steel, minerals and paper products; and (iv) the Commodity-Related Industrials sector to include industrial firms that manufacture tools, equipment and goods used in the development and production of commodities or that maintain infrastructure used in their transportation. Under normal conditions, the portfolio managers seek to allocate investments across a range of investment opportunities and businesses in the Agriculture, Energy, Materials and Commodity-Related Industrials sectors. The relative weightings of these sectors in the Fund’s portfolio may vary from time to time. The Fund expects to invest most of its assets in U.S. and non-U.S. common stocks. Under normal circumstances, the Fund will invest a minimum of 1/3 of its assets in non-U.S. securities and will allocate its investments among securities of issuers located in at least eight different countries (which may include the United States). The Fund may also invest in securities issued in initial public offerings (IPOs) and up to 10% of its net assets in securities issued by other investment companies, including exchange-traded funds (“ETFs”).

The Fund’s portfolio managers evaluate the relative attractiveness of individual commodity cycles, including supply-demand fundamentals, pricing outlook and impact on U.S. and non-U.S. macroeconomic indicators like inflation. In addition, the portfolio managers may consider forecasts of economic growth, inflation and interest rates to help identify industry sectors, regions and individual countries (including emerging market countries) that they believe are likely to offer the best investment opportunities. The portfolio managers seek to evaluate the degree to which companies’ earnings are linked to commodity price changes, as well as companies’ fundamental value and prospects for growth.

In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. The Fund may write covered call options on a portion of the stocks held in its portfolio, a strategy that may generate gains from option premiums while potentially limiting the volatility of portfolio returns. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.

Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first seven risks):

Market Risk:  The Fund will be affected by factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them.

Issuer Risk:  The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Equity Securities Risk:  Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

Focused Investment Risk (Natural Resources-Related Companies Risk):  Focusing on a limited number of issuers, sectors (such as the commodity sectors), industries or geographic regions increases risk and volatility.

Non-U.S. Investment Risk:  Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets.

Emerging Markets Risk:  Non-U.S. investment risk may be particularly high to the extent that the Fund invests in emerging market securities. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries.

Smaller Company Risk:  Securities issued by smaller companies may be more volatile and present increased liquidity risk relative to securities issued by larger companies.

Credit and Counterparty Risk:  An issuer or counterparty may default on obligations.

Currency Risk:  The values of non-U.S. securities may fluctuate with currency exchange rates and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.

Derivatives Risk:  Derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation.

IPO Risk:  Securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility.

Leveraging Risk:  Instruments and transactions that constitute leverage magnify gains or losses and increase volatility.

Liquidity Risk:  The lack of an active market for investments may cause delay in disposition or force a sale below fair value.

Management Risk:  The Fund will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management.

Turnover Risk:  High levels of portfolio turnover increase transaction costs and taxes and may lower investment performance.

Please see “Summary of Principal Risks” in the Fund’s prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Summary Prospectus

Performance Information

The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index, a sector-specific custom benchmark and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. Class A, Class C, Class P and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges (loads). For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit us.allianzgi.com for more current performance information.

Calendar Year Total Returns — Institutional Class

Calendar Year End (through 12/31)

More Recent Return Information
1/1/15–6/30/15	1.43%

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)
Highest 04/01/2009–06/30/2009	26.74%
Lowest 07/01/2008–09/30/2008	-37.63%

Average Annual Total Returns (for periods ended 12/31/14)

	1 Year	5 Years	10 Years	Fund Inception (6/30/04)
Institutional Class — Before Taxes	-12.05%	1.71%	7.28%	8.48%
Institutional Class — After Taxes on Distributions	-12.11%	1.59%	6.30%	7.54%
Institutional Class — After Taxes on Distributions and Sale of Fund Shares	-6.82%	1.27%	5.62%	6.69%
Class A — Before Taxes	-17.17%	0.22%	6.28%	7.50%
Class C — Before Taxes	-13.86%	0.60%	6.10%	7.29%
Class P — Before Taxes	-12.09%	1.62%	7.17%	8.38%
Class D — Before Taxes	-12.30%	1.37%	6.89%	8.09%
MSCI World Index (returns reflect no deduction for fees or expenses but are net of dividend tax withholding)	4.94%	10.20%	6.03%	6.77%
Custom Commodity Equity Benchmark	-4.22%	4.58%	8.32%	9.75%
Lipper Global Natural Resources Funds Average	-13.89%	-0.86%	5.61%	7.16%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Management of the Fund

Investment Adviser and Administrator

Allianz Global Investors Fund Management LLC

Sub-Adviser

Allianz Global Investors U.S. LLC (“AllianzGI U.S.”)

Portfolio Manager

Paul D. Strand, CFA, portfolio manager, director, senior research analyst and sector head of the U.S. Resources team, has managed the Fund since 2004.

Purchase and Sale of Fund Shares

You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050) for Class A and Class C shares, or directly from the Fund’s transfer agent by mail (Allianz Institutional Funds, P.O. Box 219968, Kansas City, MO 64121-9968) for Institutional Class, Class P and Class D shares, or as further described in the Fund’s prospectus and SAI. Additionally, certain direct shareholders may be able to purchase or redeem shares of the Fund online by visiting our website, www.allianzgi-us.com, clicking on the “Account Access” link in the

Summary Prospectus

top-right corner of that webpage, and following instructions. Some restrictions may apply. To avoid delays in a purchase or redemption, please call 1-800-988-8380 for Class A and Class C shares and 1-800-498-5413 for Institutional Class, Class P and Class D shares with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Class A and Class C shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50. For Institutional Class and Class P shares, the minimum initial investment in the Fund is $1 million, though minimums may be modified for certain financial intermediaries that aggregate trades on behalf of investors. For Class D shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50, though financial service firms offering these shares may impose different minimums. As further described in the Fund’s prospectus, the Board of Trustees of the Trust approved the conversion of all Class D shares of the Fund into Class A shares of the Fund. Following the conversion, which is expected to be completed in the fourth quarter of 2015, the Fund will cease to offer Class D shares, and purchase orders for Class D shares will be treated as orders for Class A shares combined with a request to waive any initial sales charge otherwise applicable to Class A shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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